Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 856,567		¥ 1,276,710		$ 120,970
Restricted cash	807		1,006		114
Short-term investments	238,000		212,000		33,612
Inventories, net	2,926		5,042		413
Loan receivables, net	113,111		120,901		15,974
Prepayments and other current assets	99,108		161,249		13,997
Amounts due from related parties	57		1,789		8
Property, equipment and software, net	14,109		11,975		1,993
Intangible assets, net	813,011		1,001,967		114,819
Goodwill	186,504		1,568,653		26,339
Investments	102,373		241,721		14,458
Other non-current asset	14,183		763		2,003
Total assets	2,440,756		4,603,776		344,700
Accounts payable	17,080		17,989		2,412
Salaries and welfare payable	6,032		22,112		852
Advances from customers	103		1,177		15
Taxes payable	6,342		5,844		896
Amounts due to related parties	12,018		9,393		1,697
Accruals and other current liabilities	393,536		492,385		55,578
Deferred tax liabilities	21,529		2,485		3,040
Total liabilities	460,284		556,107		$ 65,005
Total revenues	835,314	$ 117,969	1,074,278	¥ 973,207
Cost of revenues	(293,757)	(41,486)	(313,788)	(317,725)
Net (loss)/profit	(2,223,638)	(314,039)	(486,275)	(558,053)
Net cash (used in)/provided by operating activities	(311,789)	(44,033)	(325,808)	(314,862)
Net cash provided/(used in) by investing activities	(113,150)	(15,980)	(82,836)	340,461
Net cash provided by financing activities	(29,332)	$ (4,142)	414,872	7,136
VIEs and VIEs Subsidiaries
Variable Interest Entity [Line Items]
Cash and cash equivalents	340,363		191,145
Restricted cash	807		1,006
Short-term investments	34,000		70,000
Inventories, net	127		70
Loan receivables, net	113,111		120,901
Prepayments and other current assets	61,606		84,414
Amounts due from related parties	5		397
Property, equipment and software, net	577		2,028
Intangible assets, net	78,741		2,986
Goodwill	928		928
Investments	11,011		14,259
Other non-current asset	13,656
Total assets	966,170		791,463
Accounts payable	852		725
Salaries and welfare payable	663		939
Advances from customers	74		28
Taxes payable	2,599		1,367
Amounts due to related parties	1,323		1,085
Accruals and other current liabilities	306,337		325,473
Deferred tax liabilities	19,044
Total liabilities	1,675,716		1,490,687
Total revenues	137,578		150,228	407,851
Cost of revenues	(63,162)		(87,562)	(112,692)
Net (loss)/profit	(4,093)		5,565	(25,729)
Net cash (used in)/provided by operating activities	186,711		(165,708)	(9,099)
Net cash provided/(used in) by investing activities	(38,652)		(39,369)	94,389
Net cash provided by financing activities	960		1,490
Net increase/(decrease) in cash and cash equivalents and restricted cash	149,019		(203,587)	¥ 85,290
Non-VIE Subsidiaries
Variable Interest Entity [Line Items]
Amounts due from related parties	311,238		303,329
Amounts due to related parties	¥ 1,344,824		¥ 1,161,070